Income Taxes (Tables)	12 Months Ended
Mar. 31, 2018
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Profit Before Income Taxes and Income Tax Expense

Profit before income taxes and income tax expense for the years ended March 31, 2016, 2017 and 2018 consist of the following:

	Yen (millions)
	2016			2017			2018
	Japan	Foreign	Total	Japan	Foreign	Total	Japan	Foreign	Total
Profit (loss) before income taxes	¥(88,987)	¥724,437	¥635,450	¥88,336	¥918,650	¥1,006,986	¥126,915	¥988,058	¥1,114,973

Income tax expense (benefit):
Current taxes	(7,085)	155,031	147,946	9,072	187,077	196,149	(2,956)	280,316	277,360
Deferred taxes	(767)	81,913	81,146	21,425	110,018	131,443	25,149	(316,175)	(291,026)

Total	¥(7,852)	¥236,944	¥229,092	¥30,497	¥297,095	¥327,592	¥22,193	¥(35,859)	¥(13,666)

Reconciliation of Statutory Income Tax Rate to Average Effective Tax Rate

The Japanese statutory income tax rate for the years ended March 31, 2016, 2017 and 2018 differs from the average effective tax rate for the following reasons:

	2016	2017	2018
Statutory income tax rate*1	32.5%	30.4%	30.4%
Difference in statutory income tax rates of foreign subsidiaries	(0.2)	0.0	(1.1)
Effects of investments accounted for using the equity method	(6.4)	(4.9)	(6.7)
Effects of undistributed earnings and withholding taxes on royalty	8.9	6.1	7.0
Changes in unrecognized deferred tax assets	2.5	2.7	(0.2)
Effects of income and expense not taxable and deductible for tax purpose	0.7	0.2	0.1
Effects of tax credit	(3.4)	(1.3)	(2.1)
Other adjustments relating to prior years	1.9	(0.2)	0.3
Adjustments for the uncertain tax positions on income taxes	0.2	0.3	0.7
Transfer pricing tax refund*2	(3.0)	—	—
Adjustments for the changes in income tax laws*3	0.5	(0.1)	(30.1)
Other	1.9	(0.7)	0.5

Average effective tax rate	36.1%	32.5%	(1.2)%

Explanatory notes:

*1	On March 31, 2015, the National Diet of Japan approved amendments to existing income tax laws. Upon the change in the laws, the statutory income tax rate in Japan was changed to approximately 33% for fiscal years beginning on or after April 1, 2015 and would be changed to approximately 32% for fiscal years beginning on or after April 1, 2016. On March 29, 2016, the National Diet of Japan approved amendments to existing income tax laws. Upon the change in the laws, the statutory income tax rate in Japan for fiscal years beginning on and after April 1, 2016 was changed to approximately 30%.

*2	In May 2015, the lawsuit related to transfer pricing involving the Company’s transactions with certain consolidated subsidiaries in Brazil was concluded, and it was ruled that the Company shall receive a tax refund with corresponding interest in Japan. As a result, income tax expense decreased by ¥19,145 million for the year ended March 31, 2016.

*3	The Tax Cuts and Jobs Act (“the Act”) was enacted in the United States on December 22, 2017. Due to the Act, the federal corporate income tax rate in the United States applicable to the Company’s United States businesses was reduced from 35% to a blended rate of 31.55% for the fiscal year ended March 31, 2018 and to 21% from the fiscal year commencing on April 1, 2018. The Company has recognized impacts of the enactment of the Act, including a decrease in income tax expenses of ¥346,129 million, as a result of reevaluating deferred tax assets and liabilities in its consolidated subsidiaries in the United States based on the reduced federal corporate income tax rate, for the fiscal year ended March 31, 2018.

Components by Major Factor in Deferred Tax Assets and Deferred Tax Liabilities

The components by major factor in deferred tax assets and deferred tax liabilities as of March 31, 2017 and 2018 are as follows:

	Yen (millions)
	2017	2018
Deferred tax assets:
Inventories	¥72,577	¥66,801
Accrued expenses	85,353	67,410
Provisions	171,172	121,898
Property, plant and equipment	30,031	26,803
Intangible assets	24,285	19,167
Retirement benefit liabilities	144,924	92,272
Carryforward of unused tax losses	46,951	36,732
Carryforward of unused tax credit	25,223	33,743
Other	127,764	126,079

Total	¥728,280	¥590,905

Deferred tax liabilities:
Property, plant and equipment	¥120,191	¥85,606
Intangible assets	188,245	177,899
Other financial assets	44,536	42,886
Finance leases	31,066	33,878
Operating leases	1,004,017	641,134
Undistributed earnings	45,723	58,630
Other	73,443	51,256

Total	¥1,507,221	¥1,091,289

Net deferred tax assets (liabilities)	¥(778,941)	¥(500,384)

Changes in Deferred Tax Assets and Deferred Tax Liabilities Recognized as Income Tax Expense in the Consolidated Statements of Income

The changes in deferred tax assets and deferred tax liabilities recognized as income tax expense in the consolidated statements of income for the years ended March 31, 2016, 2017 and 2018 are as follows:

	Yen (millions)
	2016	2017	2018
Inventories	¥(1,737)	¥7,886	¥5,541
Provisions	(95,477)	49,864	45,492
Property, plant and equipment	23,520	19,551	(27,520)
Retirement benefit liabilities	1,752	16,212	(623)
Operating leases	115,217	83,414	(328,950)
Undistributed earnings	6,796	(3,704)	12,655
Carryforward of unused tax losses	6,339	(13,346)	9,226
Carryforward of unused tax credit	13,341	(6,394)	(10,300)
Other	11,395	(22,040)	3,453

Total	¥81,146	¥131,443	¥(291,026)

Deductible Temporary Differences, Carryforward of Unused Tax Losses and Unused Tax Credit for which Deferred Tax Assets are not Recognized

Deductible temporary differences, carryforward of unused tax losses and carryforward of unused tax credit for which deferred tax assets are not recognized as of March 31, 2017 and 2018 are as follows:

	Yen (millions)
	2017	2018
Deductible temporary differences	¥298,933	¥301,349
Carryforward of unused tax losses	226,977	218,783
Carryforward of unused tax credit	20,211	6,202

Components by Expiry of the Carryforward of Unused Tax Losses for which Deferred Tax Assets are not Recognized

The components by expiry of the carryforward of unused tax losses for which deferred tax assets are not recognized as of March 31, 2017 and 2018 are as follows:

	Yen (millions)
	2017	2018
Within 1 year	¥25	¥3,755
Between 1 and 5 years	83,751	86,277
Between 5 and 20 years	73,431	56,605
Indefinite periods	69,770	72,146

Total	¥226,977	¥218,783

Components by Expiry of Carryforward of Unused Tax Credits for which Deferred Tax Assets are not Recognized

The components by expiry of the carryforward of unused tax credit for which deferred tax assets are not recognized as of March 31, 2017 and 2018 are as follows:

	Yen (millions)
	2017	2018
Within 1 year	¥—	¥541
Between 1 and 5 years	2,304	1,727
Between 5 and 20 years	17,907	3,934
Indefinite periods	—	—

Total	¥20,211	¥6,202